INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Investments
Outlined below is information related to our joint arrangements and entities other than 100% owned Barrick subsidiaries at December 31, 2017:

	Place of business	Entity type	Economic interest[1]	Method[2]
Acacia Mining plc[3]	Tanzania	Subsidiary, publicly traded	63.9%	Consolidation
Pueblo Viejo[3]	Dominican Republic	Subsidiary	60%	Consolidation
South Arturo[3]	United States	Subsidiary	60%	Consolidation
Norte Abierto Project[4]	Chile	JO	50%	Our share
Donlin Gold Project	United States	JO	50%	Our share
Kalgoorlie Mine	Australia	JO	50%	Our share
Porgera Mine[5]	Papua New Guinea	JO	47.5%	Our share
Turquoise Ridge Mine[5]	United States	JO	75%	Our share
Veladero[6]	Argentina	JO	50%	Our share
GNX[7,8]	Chile	JV	50%	Equity Method
Jabal Sayid[7]	Saudi Arabia	JV	50%	Equity Method
Kabanga Project[7,8]	Tanzania	JV	50%	Equity Method
Zaldívar[7]	Chile	JV	50%	Equity Method

[1]	Unless otherwise noted, all of our joint arrangements are funded by contributions made by their partners in proportion to their economic interest.

[2]	For our JOs, we recognize our share of any assets, liabilities, revenues and expenses of the JO.

[3]	We consolidate our interests in Acacia, Pueblo Viejo and South Arturo and record a non-controlling interest for the 36.1%, 40% and 40%, respectively, that we do not own.

[4]
We divested 25% of Cerro Casale on June 9, 2017, bringing our ownership down to 50%. As part of that transaction, we formed a joint operation with Goldcorp. The joint operation, which is now referred to as Norte Abierto, includes the Cerro Casale and Caspiche deposits.

[5]	We have joint control given that decisions about relevant activities require unanimous consent of the parties to the joint operation.

[6]	We divested 50% of Veladero on June 30, 2017, bringing our ownership down to 50%.

[7]	Barrick has commitments of $301 million relating to its interest in the joint ventures.

[8]
These JVs are early stage exploration projects and, as such, do not have any significant assets, liabilities, income, contractual commitments or contingencies. Expenses are recognized through our equity pick-up (loss). Refer to note 16 for further details.

Equity Accounting Method Investment Continuity

	Kabanga	Jabal Sayid	Zaldívar	GNX	Total
At January 1, 2016	$30	$178	$990	$1	$1,199
Equity pick-up (loss) from equity investees	(1)	2	27	(8)	20
Funds invested	1	—	—	8	9
Working capital adjustments	—	—	6	—	6
Impairment charges	—	—	(49)	—	(49)
At December 31, 2016	$30	$180	$974	$1	$1,185
Equity pick-up (loss) from equity investees	(1)	26	61	(10)	76
Funds invested	1	—	—	11	12
Dividend	—	—	(60)	—	(60)
At December 31, 2017	$30	$206	$975	$2	$1,213
Publicly traded	No	No	No	No

Summarized Equity Investee Financial Information
	Jabal Sayid		Zaldívar
For the years ended December 31	2017	2016	2017	2016
Revenue	$214	$80	$649	$518
Cost of sales (excluding depreciation)	116	65	375	354
Depreciation	33	12	111	87
Finance expense	3	—	1	2
Other expense (income)	2	—	—	(5)
Income from continuing operations before tax	$60	$3	$162	$80
Income tax expense	(8)	—	(40)	(25)
Income from continuing operations after tax	$52	$3	$122	$55
Total comprehensive income	$52	$3	$122	$55
Summarized Balance Sheet
	Jabal Sayid		Zaldívar
For the years ended December 31	2017	2016	2017	2016
Cash and equivalents	$50	$14	$72	$102
Other current assets[1]	70	56	563	482
Total current assets	$120	$70	$635	$584
Non-current assets	485	473	1,582	1,603
Total assets	$605	$543	$2,217	$2,187
Current financial liabilities (excluding trade, other payables & provisions)	$12	$—	$19	$23
Other current liabilities	35	27	110	84
Total current liabilities	$47	$27	$129	$107
Non-current financial liabilities (excluding trade, other payables & provisions)	379	391	20	33
Other non-current liabilities	13	11	99	80
Total non-current liabilities	$392	$402	$119	$113
Total liabilities	$439	$429	$248	$220
Net assets	$166	$114	$1,969	$1,967

[1]	Zaldívar other current assets include inventory of $451 million (2016: $429 million).
The information above reflects the amounts presented in the financial information of the joint venture adjusted for differences between IFRS and local GAAP.

Reconciliation of Summarized Financial Information to Carrying Value
	Jabal Sayid[1]	Zaldívar
Opening net assets	$114	$1,967
Income for the period	52	122
Dividend	—	(120)
Closing net assets, December 31	$166	$1,969
Barrick's share of net assets (50%)	83	985
Equity earnings adjustment	—	(10)
Goodwill recognition	123	—
Carrying value	$206	$975

[1]	A $165 million non-interest bearing shareholder loan due from the Jabal Sayid JV is presented as part of Other Assets (see note 22).